Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Treasury shares	Deferred share compensation	Accumulated deficits	Accumulated other comprehensive income (loss)	Total AirNet Technology Inc. shareholders' equity	Noncontrolling interests	Total
Beginning Balance at Dec. 31, 2022	$ 359	$ 332,746	$ (1,148)		$ (318,239)	$ 32,044	$ 45,762	$ (32,409)	$ 13,353
Beginning Balance, (in shares) at Dec. 31, 2022	8,923,687
Share repurchase for cancellation of equipment purchase	$ (178)	(34,066)					(34,244)		(34,244)
Share repurchase for cancellation of equipment purchase, (in shares)	(4,448,851)
Foreign currency translation adjustment						(676)	(676)	(2)	(678)
Net income (loss)					(3,925)		(3,925)	232	(3,693)
Share-based compensation		5					5		5
Ending Balance at Jun. 30, 2023	$ 181	298,685	(1,148)		(322,164)	31,368	6,922	(32,179)	(25,257)
Ending Balance, shares at Jun. 30, 2023	4,474,836
Beginning Balance at Dec. 31, 2022	$ 359	332,746	(1,148)		(318,239)	32,044	45,762	(32,409)	$ 13,353
Beginning Balance, (in shares) at Dec. 31, 2022	8,923,687
Share repurchase for cancellation of equipment purchase, (in shares)									(1,306,486)
Share-based compensation (in shares)									0
Ending Balance at Dec. 31, 2023	$ 181	298,750	(1,148)		(318,813)	32,879	11,849	(32,936)	$ (21,087)
Ending Balance, shares at Dec. 31, 2023	4,474,836
Foreign currency translation adjustment	$ 0	0	0	$ 0	0	597	597	0	597
Net income (loss)					19,895		19,895	3	19,898
Share-based compensation	$ 48	1,284		(1,147)			185		$ 185
Share-based compensation (in shares)	1,200,000								0
Sales of ordinary shares	$ 135	5,565	0	0	0	0	5,700	0	$ 5,700
Sales of ordinary shares (in shares)	3,372,788
Issuance of ordinary shares to repay debts	$ 260	7,293					7,553		7,553
Issuance of ordinary shares to repay debts (in shares)	6,567,431
Repurchase of ordinary shares for subsidiary disposal	$ (52)		(1,518)				(1,570)		(1,570)
Repurchase of ordinary shares for subsidiary disposal (in shares)	(1,307,229,000)
Additional ordinary shares of round-up adjustment due to equipment purchase cancellation (in shares)	4
Ending Balance at Jun. 30, 2024	$ 572	$ 312,892	$ (2,666)	$ (1,147)	$ (298,918)	$ 33,476	$ 44,209	$ (32,933)	$ 11,276
Ending Balance, shares at Jun. 30, 2024	14,307,830